02.28 Strategic Advisers Fidelity International Fund PRO-07 | Strategic Advisers Fidelity International Fund
Fund Summary Fund:<br/>Strategic Advisers® Fidelity® International Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Strategic Advisers Fidelity International Fund}	02.28 Strategic Advisers Fidelity International Fund PRO-07 Strategic Advisers Fidelity International Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Strategic Advisers Fidelity International Fund}	02.28 Strategic Advisers Fidelity International Fund PRO-07 Strategic Advisers Fidelity International Fund Strategic Advisers Fidelity International Fund
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	0.30%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%
Acquired fund fees and expenses	0.65%
Total annual operating expenses	0.99%	[2],[3]
Fee waiver and/or expense reimbursement	0.25%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.74%	[2],[3]
[1]	Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2021, and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Based on historical expenses, adjusted to reflect current fees.
[3]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Strategic Advisers Fidelity International Fund}	02.28 Strategic Advisers Fidelity International Fund PRO-07 Strategic Advisers Fidelity International Fund Strategic Advisers Fidelity International Fund USD ($)
1 year	$ 76
3 years	248
5 years	481
10 years	$ 1,151

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among underlying Fidelity® international funds (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.

Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund’s sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.15%	June 30, 2009
Lowest Quarter Return	-20.92%	September 30, 2011
Year-to-Date Return	10.87%	March 31, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

Average Annual Total Returns{- Strategic Advisers Fidelity International Fund} - 02.28 Strategic Advisers Fidelity International Fund PRO-07 - Strategic Advisers Fidelity International Fund	Past 1 year	Past 5 years	Past 10 years
Strategic Advisers Fidelity International Fund | Return Before Taxes	(14.45%)	0.83%	6.75%
Strategic Advisers Fidelity International Fund | After Taxes on Distributions	(15.07%)	0.45%	6.40%
Strategic Advisers Fidelity International Fund | After Taxes on Distributions and Sales	(7.88%)	0.75%	5.56%
MSCI EAFE Index(reflects no deduction for fees or expenses)	(13.60%)	0.72%	6.48%